ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT (LOSS)	12 Months Ended
Dec. 31, 2025
Additional Information To Statements Of Comprehensive Profit
ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT (LOSS)

NOTE 18: ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT (LOSS)

a.	Additional information on revenues:

1.	Revenues reported in the financial statements for each group of similar products and services:

	Year ended December 31,
	2025	2024	2023
Revenues from sale	$35,044	$22,413	$20,372
Revenues from lease	12,160	14,501	8,523
Revenues from sale related service	3,862	3,412	2,311
Revenues from other service	1,159	690	579

Total revenue	$52,225	$41,016	$31,785

2.	Revenues from major customers, each accounting for 10% or more of total revenues reported in the financial statements:

	Year ended December 31,
	2025	2024	2023
Customer A	34%	19%	15%
Customer B	0%	11%	*)

*) Less than 10%

Geographic information:

Revenues reported in the financial statements based on the location of the customers, are as follows:

	Year ended December 31,
	2025	%	2024	%	2023	%
U.S.	$44,219	85	$33,227	81	$23,979	75
Other	8,006	15	7,789	19	7,806	25
	52,225	100	$41,016	100	$31,785	100

b.	Cost of revenues:

	Year ended December 31,
	2025	2024	2023
Cost of revenues from sale	$8,615	$5,997	$5,792
Cost of revenues from lease	2,990	3,562	1,670
Cost of revenues from sale related service	949	648	678
Cost of revenues from other service	285	228	168

Total cost of revenues	$12,839	$10,435	$8,308

Full impairment losses charged to cost of revenues of full impairment losses recorded as a reduction of cost of revenues amounted to $(140,210) in 2025, $(111,245) in 2024, and $185,116 in 2023.

c.	Research and development expenses, net:

	Year ended December 31,
	2025	2024	2023
Salaries and related benefits	$5,834	$4,413	$4,012
Subcontractors	2,250	1,420	1,564
Laboratory materials	466	346	333
Patents	212	287	133
Share-based payment	211	318	264
Travel	76	43	48
Depreciation	274	201	108
Other	280	162	235
Less: Government grants	-	-	(32)

Research and development expenses, net	$9,603	$7,190	$6,665

d.	Selling and marketing expenses:

	Year ended December 31,
	2025	2024	2023
Salaries and related benefits	$11,041	$9,019	$10,273
Agent commissions	168	222	489
Marketing, advertising and events	3,570	3,083	2,729
Travel	1,515	1,547	1,542
Share-based payment	118	180	126
Depreciation	183	214	137
Collection costs and other	2,338	1,938	1,160

	$18,933	$16,203	$16,456

e.	General and administrative expenses:

	Year ended December 31,
	2025	2024	2023
Salaries and related benefits	$2,612	$2,073	$2,689
Professional fees and office expenses	2,140	2,023	2,638
Depreciation	212	185	141
Travel	131	27	16
Allowance for doubtful accounts	564	570	(145)
Share-based payment	868	919	(24)
	$6,527	$5,797	$5,315

f.	Finance income and expense:

	Year ended December 31,
	2025	2024	2023
Finance income:
Interest-income revaluation of bank deposits	$3,007	$2,477	$2,171
Remeasurement of warrants	358	996	-
Hedging	2,069	111	-
Remeasurement of financial assets	162	-	-
	5,596	3,584	2,171
Finance expense:
Liability in respect of government grants	995	1,119	799
Bank commissions	72	36	27
Exchange rate differences	573	160	61
Interest expense of lease liability	567	127	48
Hedging	-	-	223
Other	2	74	-
	2,209	1,516	1,158
Finance income, net	$3,387	$2,068	$1,013